Schedule of Investments (unaudited) June 30, 2020	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 10.9%
Acadia Healthcare Co. Inc.(a)(b)	208,989	$5,249,804
Brookdale Senior Living Inc.(a)	430,188	1,269,055
Community Health Systems Inc.(a)(b)	286,222	861,528
Encompass Health Corp.	233,583	14,465,795
Ensign Group Inc. (The)	118,550	4,961,317
Hanger Inc.(a)	89,018	1,474,138
HCA Healthcare Inc.	371,368	36,044,978
National HealthCare Corp.	27,066	1,717,067
Pennant Group Inc. (The)(a)(b)	61,626	1,392,748
Select Medical Holdings Corp.(a)	252,473	3,718,927
Tenet Healthcare Corp.(a)(b)	246,059	4,456,128
U.S. Physical Therapy Inc.	30,180	2,445,184
Universal Health Services Inc., Class B	182,421	16,945,087

		95,001,756

Health Care Services — 40.8%
Addus HomeCare Corp.(a)	31,805	2,943,871
Amedisys Inc.(a)	76,081	15,105,122
Chemed Corp.	37,294	16,822,205
Cigna Corp.(a)	384,059	72,068,671
CorVel Corp.(a)	20,685	1,466,360
CVS Health Corp.	1,845,727	119,916,883
DaVita Inc.(a)	200,220	15,845,411
Guardant Health Inc.(a)	122,457	9,934,936
Laboratory Corp. of America Holdings(a)	228,383	37,936,700
LHC Group Inc.(a)(b)	69,769	12,162,132
MEDNAX Inc.(a)(b)	200,707	3,432,090
Option Care Health Inc.(a)	78,891	1,095,007
Premier Inc., Class A(a)(b)	156,411	5,361,769
Providence Service Corp. (The)(a)	26,884	2,121,416
Quest Diagnostics Inc.	314,191	35,805,206
R1 RCM Inc.(a)(b)	243,011	2,709,573
RadNet Inc.(a)(b)	98,293	1,559,910
Tivity Health Inc.(a)(b)	102,506	1,161,393

		357,448,655

Health Care Technology — 6.7%
Change Healthcare Inc.(a)	516,995	5,790,344
HealthStream Inc.(a)	59,370	1,313,858
HMS Holdings Corp.(a)(b)	207,745	6,728,861
Inovalon Holdings Inc., Class A(a)(b)	178,864	3,444,921
Inspire Medical Systems Inc.(a)	38,276	3,330,777
Livongo Health Inc.(a)(b)	32,533	2,446,156

Security	Shares	Value

Health Care Technology (continued)
Tabula Rasa HealthCare Inc.(a)(b)	47,759	$2,613,850
Teladoc Health Inc.(a)(b)	174,988	33,394,710

		59,063,477

Life Sciences Tools & Services — 0.9%
NeoGenomics Inc.(a)(b)	258,119	7,996,527

Managed Health Care — 40.5%
Anthem Inc.	141,944	37,328,433
Centene Corp.(a)	636,666	40,460,124
HealthEquity Inc.(a)(b)	167,772	9,843,183
Humana Inc.	104,179	40,395,407
Magellan Health Inc.(a)	52,225	3,811,381
Molina Healthcare Inc.(a)(b)	139,136	24,763,425
Triple-S Management Corp., Class B(a)	55,920	1,063,599
UnitedHealth Group Inc.	669,654	197,514,447

		355,179,999

Total Common Stocks — 99.8% (Cost: $888,601,128)		874,690,414

Short-Term Investments

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.52%(c)(d)(e)	63,470,981	63,553,493
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.13%(c)(d)	1,685,000	1,685,000

		65,238,493

Total Short-Term Investments — 7.4% (Cost: $65,188,102)		65,238,493

Total Investments in Securities — 107.2% (Cost: $953,789,230)		939,928,907

Other Assets, Less Liabilities — (7.2)%		(63,483,034)

Net Assets — 100.0%		$876,445,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	56,717,325	6,753,656	63,470,981	$63,553,493	$76,822	(b)	$28,944		$33,155
BlackRock Cash Funds: Treasury, SL Agency Shares	2,165,000	(480,000)	1,685,000	1,685,000	806		—		—

				$65,238,493	$77,628		$28,944		$33,155

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	15	09/18/20	$1,516	$13,019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$874,690,414	$—	$—	$874,690,414
Money Market Funds	65,238,493	—	—	65,238,493

	$939,928,907	$—	$—	$939,928,907

Derivative financial instruments(a)
Assets
Futures Contracts	$13,019	$—	$—	$13,019

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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